Partners' Equity - Cash distribution (Details) - USD ($) $ / shares in Units, $ in Thousands																																									12 Months Ended
	Dec. 20, 2024	Dec. 16, 2024	Nov. 13, 2024	Sep. 30, 2024	Sep. 16, 2024	Jul. 31, 2024	Jun. 28, 2024	Jun. 17, 2024	May 09, 2024	Mar. 28, 2024	Mar. 15, 2024	Feb. 26, 2024	Dec. 22, 2023	Dec. 15, 2023	Nov. 15, 2023	Sep. 15, 2023	Aug. 02, 2023	Jul. 12, 2023	Jul. 07, 2023	Jun. 15, 2023	May 11, 2023	May 10, 2023	Apr. 26, 2023	Mar. 15, 2023	Feb. 09, 2023	Jan. 25, 2023	Dec. 15, 2022	Nov. 10, 2022	Oct. 26, 2022	Sep. 15, 2022	Aug. 11, 2022	Jul. 27, 2022	Jun. 15, 2022	May 12, 2022	May 11, 2022	Apr. 27, 2022	Mar. 15, 2022	Feb. 25, 2022	Feb. 09, 2022	Jan. 26, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Partners' Equity
Amount paid																																									$ 226,443	$ 292,259	$ 29,101
Common units
Partners' Equity
Cash distribution declared	$ 2.3072219			$ 2.8684381			$ 2.9931528			$ 3.3672969			$ 5.2380174						$ 3.28				$ 0.01			$ 0.01			$ 0.01			$ 0.01				$ 0.01				$ 0.01
Amount paid	$ 39,492			$ 49,099			$ 51,233			$ 57,638			$ 89,658					$ 174,797			$ 529				$ 528			$ 528			$ 528				$ 522				$ 522
Preference units
Partners' Equity
Amount paid		$ 7,216			$ 7,435			$ 7,427			$ 6,903			$ 6,910		$ 6,902				$ 6,776				$ 6,159			$ 6,214			$ 6,777			$ 6,898				$ 7,112
Series A preference units
Partners' Equity
Cash distribution declared			$ 0.5390625			$ 0.5390625			$ 0.5390625			$ 0.5390625			$ 0.5390625		$ 0.5390625					$ 0.5390625				0.5390625			0.5390625			0.5390625		$ 0.5390625				$ 0.5390625
Series B preference units
Partners' Equity
Cash distribution declared			0.6977798			0.7311853			0.7302596			0.725368			0.7274123		0.7249747					0.6887222				0.5125			0.5125			0.5125		0.5125				0.5125
Series C preference units
Partners' Equity
Cash distribution declared			$ 0.6647923			$ 0.6978353			$ 0.6969096			$ 0.53125			$ 0.53125		$ 0.53125					$ 0.53125				$ 0.53125			$ 0.53125			$ 0.53125		$ 0.53125				$ 0.53125